Results of Midatech Pharma (Espa?a) SL	12 Months Ended
Dec. 31, 2021
Results Of Midatech Pharma Espaa Sl
Results of Midatech Pharma (Espa?a) SL

31	Results of Midatech Pharma (España) SL

Included within the Group Consolidated Statements of Comprehensive Income for the year to 31 December 2021 and 2020 are the results of the Group’s Spanish operation that was closed on 3 June 2020. The Group appointed a Liquidator to liquidate the company with documentation submitted to the Spanish Authorities in February 2021.

Management assessed whether Midatech Pharma (España) SL should be accounted for as a discontinued operation under IFRS 5 and concluded that it did not meet the criteria as it did not meet the definition of a cash generating unit.

The unaudited results of Midatech Pharma (España) SL for the year to 31 December are as follows:

	Year ended 31 December 2021 £’000	Year ended 31 December 2020 £’000
Grant revenue	–	163
Total revenue	–	163
Research and development costs	–	(2,820)
Administrative costs	–	(1,146)
Loss from operations	–	(3,803)
Finance expense	–	(11)
Loss before tax	–	(3,814)
Taxation	–	(21)
Loss from operations after tax	–	(3,835)